Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Entity Registrant Name	ABBOTT LABORATORIES
Entity Central Index Key	0000001800
Document Fiscal Year Focus	2025
Amendment Flag	false
Abbott Laboratories Stock Retirement Plan
Document Information [Line Items]
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Amendment Flag	false
Abbott Laboratories Stock Retirement Plan (Puerto Rico)
Document Information [Line Items]
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Amendment Flag	false